                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
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Check here if Amendment [    ]; Amendment Number:
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         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sensata Investment Company, S.C.A*
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Address:  111 Huntington Avenue
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          Boston, MA 02199
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Form 13F File Number:   28-11264
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
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Title:    Managing Director and Chief Operating Officer of Bain
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          Capital Investors, LLC, which is the general partner
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          of Bain Capital Partners VIII, L.P., which is the general
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          partner of Bain Capital Fund, VIII, L.P., and Bain Capital
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          Partners VIII-E, L.P., which is the general partner of Bain
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          Capital Fund VIII-E, L.P. Bain Capital Fund VIII, L.P.,
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          and Bain Capital Fund VIII-E, L.P., own all outstanding
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          stock capital of Sensata Management Company, S.A.
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           Sensata Management Company S.A. is the manager
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          of Sensata Investment Company, S.C.A.
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Phone:    (617) 516-2000
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Signature, Place, and Date of Signing:

        /s/ Michael F. Goss             Boston, MA                5/17/10
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          [Signature]                  [City, State]              [Date]

*The report on Form 13F for the period ended March 31, 2010 for Sensata Investment Company, S.C.A. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund, VIII, L.P., and Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of the fund.

Report Type (Check only one.):
[   ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number       Name
         28-11185                   Bain Capital Investors, LLC
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                                    Bain Capital Partners VIII, L.P.
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                                    Bain Capital Fund VIII, L.P.
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                                    Bain Capital Partners VIII-E, L.P.
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                                    Bain Capital Fund VIII-E, L.P.
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                                    Sensata Management Company, S.A.
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